Related-Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Loans outstanding to related parties	$ 5,032	$ 2,754
Deposits from related parties	$ 3,003	$ 3,361